Right-of-use assets	3 Months Ended
Nov. 30, 2021
Right-of-use Assets
Right-of-use assets

11.         Right-of-use assets

	2021	2020
	$	$

Balance, August 31,	557,022	550,478
Acquired	-	-
Depreciation	(64,968)	(29,041)
Effect of foreign exchange	(1,472)	(58)
Balance, November 30,	490,582	521,379

Right of use assets consist primarily of leases for corporate office facilities and are amortized monthly over the term of the lease, or useful life, if shorter.